ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
ACCOUNTS PAYABLE, NON-CURRENT	ACCOUNTS PAYABLE, NON-CURRENT

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$

Aircraft and engine maintenance	433,447	348,578
Fleet (JOL)	40,000	40,000
Airport and Overflight Taxes	—	11,337
Provision for vacations and bonuses	18,129	18,518
Other sundry liabilities	186	154
Total accounts payable, non-current	491,762	418,587